Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates that were used in creating the consolidated financial statements	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Year-end spot rate | $	$ 1		$ 1		$ 1
Average rate | $	$ 1		$ 1		$ 1
RMB [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Year-end spot rate | ¥		¥ 6.9618		¥ 6,875,500		¥ 6.5062
Average rate | ¥		¥ 6.9081		¥ 6,609,000		¥ 6.7568